Financial Statements - Additional Information (Detail)	Mar. 31, 2014	Dec. 31, 2013
Summary of Accounting and Financial Policies [Line Items]
Parent company percentage owned by affiliates	100.00%	100.00%
Acofran [Member]
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by parent	50.00%	50.00%
Ryerson China [Member]
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by parent	100.00%	100.00%